Cover	3 Months Ended
May 31, 2025
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	In September 2024, Artificial Intelligence Technology Solutions, Inc. (the “Company”) and AIV Investments, LLC (“AIV”) entered into a Securities Purchase Agreement allowing AIV to sell up to $30 million of the Company’s common stock (the “Agreement”). The Agreement included a deferred issuance of 123,990,716 shares to AIV. On June 18, 2025, the Company filed an S-1 Registration Statement (File Number 333-288173), which the SEC declared effective on June 25, 2025. This filing registered up to 10 billion shares of common stock for sale by AIV. On August 7, 2025, the Company and AIV signed a Resolution Agreement related to the deferred shares from the September 2024 Purchase Agreement. The 123,990,716 shares being issued are not new shares; they are being issued from the 10 billion shares previously registered under the June 25, 2025, S-1 filing.
Entity Registrant Name	ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.
Entity Central Index Key	0001498148
Entity Tax Identification Number	27-2343603
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	10800 Galaxie Avenue
Entity Address, City or Town	Ferndale
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48220
City Area Code	(877)
Local Phone Number	787-6268
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	10800 Galaxie Avenue
Entity Address, City or Town	Ferndale
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48220
City Area Code	(877)
Local Phone Number	787-6268
Contact Personnel Name	Steven Reinharz